Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.149	£ 0.142	£ 0.135
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.07	£ 0.066	£ 0.063